Financial instruments (Detail 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Short-term	R$ 1,119,136	R$ 517,874
Long-term	24,586	32,629
Investments	1,143,722	550,503
Bonds
Disclosure of detailed information about financial instruments [line items]
Investments	71,399	46,426
Structured notes linked to LFTs
Disclosure of detailed information about financial instruments [line items]
Investments	326,168	418,120
Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Investments	720,119	51,711
Equity securities
Disclosure of detailed information about financial instruments [line items]
Investments	24,586	32,629
Investment funds
Disclosure of detailed information about financial instruments [line items]
Investments	1,450	1,617
Listed securities
Disclosure of detailed information about financial instruments [line items]
Short-term	1,119,136	517,874
Long-term	24,586	32,629
Listed securities | Bonds
Disclosure of detailed information about financial instruments [line items]
Short-term	71,399	46,426
Long-term	0	0
Listed securities | Structured notes linked to LFTs
Disclosure of detailed information about financial instruments [line items]
Short-term	326,168	418,120
Long-term	0	0
Listed securities | Time deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Short-term	720,119	51,711
Long-term	0	0
Listed securities | Equity securities
Disclosure of detailed information about financial instruments [line items]
Short-term	0	0
Long-term	24,586	32,629
Increase (decrease) in fair value of equity securities at FVPL	8,043	4,131
Increase (decrease) in fair value of equity securities at FVOCI		1,623
Listed securities | Investment funds
Disclosure of detailed information about financial instruments [line items]
Short-term	1,450	1,617
Long-term	R$ 0	R$ 0